UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2012

Date of reporting period: April 30, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

AllianceBernstein

Global Real Estate Investment Fund II

April 30, 2012

Semi-Annual Report

Investment Products Offered

•	Are Not FDIC Insured
•	May Lose Value
•	Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus, which contains this and other information, visit us online at www.bernstein.com and click on “Investments”, then “Stocks” or “Bonds”, then “Prospectuses, SAIs and Shareholder Reports” or call your financial advisor or call Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

June 14, 2012

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) for the semi-annual reporting period ended April 30, 2012.

Investment Objective and Policies

The Fund’s investment objective is total return from long-term growth of capital and income.

Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of real estate investment trusts (“REITs”), and other real estate industry companies, such as real estate operating companies. The Fund invests in real estate companies that AllianceBernstein L.P. (the “Adviser”) believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

The Fund invests in U.S. and non-U.S. issuers. Under normal circumstances, the Fund invests significantly (at least 40%—unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The Fund’s investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

Currencies can have a dramatic impact on equity return, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser also may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. These securities include mortgage pass-through certificates, real estate mortgage investment conduit certificates, and collateralized mortgage obligations. The Fund may also invest in short-term investment-grade debt securities and other fixed income securities.

The Fund invests in equity securities that include common stock, shares of beneficial interest of REITs, and securities with common stock characteristics, such as preferred stock or convertible securities (“real estate equity securities”). The Fund may enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives transactions, including options, futures, forwards and swap agreements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	1

Investment Results

The table on page 6 shows the Fund’s performance compared to its global benchmark, the Financial Times Stock Exchange (“FTSE”) European Public Real Estate Association (“EPRA”)/ National Association of Real Estate Investment Trusts (“NAREIT”) Developed Real Estate (“RE”) Index for the six- and 12-month periods ended April 30, 2012. A comparison to the global equity market is also shown, as represented by the Morgan Stanley Capital International (“MSCI”) World Index, for the same timeframes, as well as the Standard & Poor’s (“S&P”) 500 Index and the FTSE NAREIT Equity Real Estate Investment Trusts (“REIT”) Index.

For the six-month period ended April 30, 2012, the Fund advanced and outperformed its benchmark, with both sector positioning and security selection combining to drive the premium. An overweight to the specialty sector, which includes data centers, and an underweight in healthcare contributed, while an underweight in retail detracted. Stock selection in the industrial and lodging sectors boosted performance but detracted in the residential sector.

For the 12-month period ended April 30, 2012, the Fund declined and underperformed its benchmark, with both sector positioning and security selection combining to detract. An overweight to the self-storage and specialty sectors contributed, while an overweight to lodging and an underweight to the diversified sector detracted. Stock selection in the diversified and residential sectors detracted, partially offset by stock selection in the specialty and retail sectors.

Derivatives, in the form of currency forwards, were utilized to implement currency management, which slightly detracted from returns during the six-month period, and slightly added to returns during the 12-month period.

Market Review and Investment Strategy

Global real estate markets were volatile during the 12-month period ended April 30, 2012. During the first six months of the period, real estate stocks tumbled, as a sharp rise in energy prices, a natural disaster in Japan and rising sovereign debt left investors concerned with the outlook for global economic growth and the potential for another banking crisis. Global real estate markets recovered during the second half of the period, as action by the European Central Bank to support the European banking system and an improvement in the outlook for global economic growth bolstered investor confidence.

Real estate security valuations have been supported by generally improving property fundamentals. Real estate markets in Australia, Hong Kong and North America have benefitted from improving demand in an environment of constrained supply. Recently, Hong Kong property companies have benefited from an increase in apartment purchases. While property demand in Europe remains weak, very few public compa-

2	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

nies are developing property, which is supporting occupancy rates and pricing. The Investment Management Team is finding opportunities across a wide group of countries and sectors,

focusing on attractively-priced companies with improving fundamentals, together with the balance sheet strength to withstand periods of renewed volatility.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	3

HISTORICAL PERFORMANCE

Benchmark Disclosure

The FTSE® EPRA/NAREIT Developed RE Index, the MSCI World Index, the S&P 500® Index and the FTSE® NAREIT Equity REIT Index are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The FTSE EPRA/NAREIT Developed RE Index and the FTSE NAREIT Equity REIT Index are market-value weighted indices based upon the last closing price of the month for tax-qualified REITs listed on the NYSE, AMEX and the NASDAQ. The MSCI World Index is a free-float, market capitalization-weighted index that measures equity market performance of developed markets. The MSCI World Index values are calculated using net returns, which include the reinvestment of dividends after deduction of non-U.S. withholding tax. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. The S&P 500 Index includes 500 U.S. stocks and is a common representation of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tend to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Real Estate Risk: The Fund’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors affecting the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Foreign (Non-U.S.) Risk: Investment in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

Prepayment Risk: The value of mortgage-related or other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: When the Fund borrows money or otherwise leverages its portfolio, it may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase agreements or forward commitments, or by borrowing money.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the desired results.

These risks are fully discussed in the Fund’s prospectus.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.bernstein.com. Click on “Private Clients”, then “Investments”, then “Stocks” or “Bonds”, then “Mutual Fund Performance at a Glance”.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus, which contains this and other information, visit us online at www.bernstein.com and click on “Investments”, then “Stocks” or “Bonds”, then “Prospectuses, SAIs and Shareholder Reports” or call your financial advisor or call Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED APRIL 30, 2012	Returns
	6 Months	12 Months
AllianceBernstein Global Real Estate Investment Fund II Class I	11.21%	-1.63%

FTSE EPRA/NAREIT Developed RE Index	10.14%	0.57%

MSCI World Index	7.54%	-4.63%

S&P 500 Index	12.77%	4.76%

FTSE NAREIT Equity REIT Index	14.42%	8.71%

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Benchmark and Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2012
Returns

Class I Shares
1 Year	-1.63%
5 Years	-3.20%
10 Years	9.14%

AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
Returns

Class I Shares
1 Year	2.88%
5 Years	-3.53%
10 Years	9.00%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.62% for Class I shares.

See Historical Performance disclosures on pages 4-5.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	7

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Actual	$1,000	$1,112.10	$3.36	0.64%
Hypothetical**	$1,000	$1,021.68	$3.22	0.64%
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

8	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Fund Expenses

PORTFOLIO SUMMARY

April 30, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $665.5

*	All data are as of April 30, 2012. The Fund’s industry and country breakdowns are expressed as a percentage of total investments (excluding collateral for securities loaned) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	9

Portfolio Summary

TEN LARGEST HOLDINGS*

April 30, 2012 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Simon Property Group, Inc.	$41,072,176	6.2%
ProLogis, Inc.	20,071,077	3.0
Unibail-Rodamco SE	17,880,779	2.7
Ventas, Inc.	17,234,876	2.6
Mitsui Fudosan Co., Ltd.	16,082,149	2.4
Wharf Holdings Ltd.	14,891,137	2.2
Sun Hung Kai Properties Ltd.	14,789,961	2.2
Westfield Group	13,744,987	2.1
Goodman Group	11,804,650	1.8
Digital Realty Trust, Inc.	11,723,051	1.7
	$179,294,843	26.9%

*	Long-term investment.

10	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Equity: Other – 37.2%
Diversified/Specialty – 31.3%
British Land Co. PLC	1,326,003	$10,533,867
Canadian Real Estate Investment Trust	134,340	5,261,542
CapitaLand Ltd.	2,032,000	4,802,991
City Developments Ltd.	209,000	1,707,324
Dexus Property Group	6,444,566	6,252,667
Digital Realty Trust, Inc.(a)	156,120	11,723,051
Duke Realty Corp.	441,277	6,539,725
Dundee Real Estate Investment Trust	195,491	7,298,383
Evergrande Real Estate Group Ltd.(a)	8,517,000	4,889,497
Fonciere Des Regions	20,580	1,594,606
Forest City Enterprises, Inc.(a)(b)	274,335	4,375,643
GPT Group	370,150	1,260,174
Hang Lung Properties Ltd.	765,000	2,817,442
Henderson Land Development Co., Ltd.	347,000	1,968,924
Hysan Development Co., Ltd.	1,172,521	5,292,795
Land Securities Group PLC	314,550	3,714,619
Lexington Realty Trust(a)	356,750	3,175,075
Mitsubishi Estate Co., Ltd.	656,000	11,596,993
Mitsui Fudosan Co., Ltd.	878,000	16,082,149
New World Development Co., Ltd	5,789,180	7,191,351
Soho China Ltd.(a)	4,261,000	3,303,112
Sumitomo Realty & Development Co., Ltd.	380,000	9,061,758
Sun Hung Kai Properties Ltd.	1,233,454	14,789,961
Suntec Real Estate Investment Trust	1,617,000	1,706,457
Telecity Group PLC(b)	343,287	4,499,225
Tokyu Land Corp.	1,045,000	5,036,449
Unibail-Rodamco SE	95,559	17,880,779
Unite Group PLC	346,640	1,098,902
UOL Group Ltd.	1,653,514	6,025,985
Vornado Realty Trust	100,140	8,596,018
Weyerhaeuser Co.	158,740	3,231,946
Wharf Holdings Ltd.	2,511,000	14,891,137

		208,200,547

Health Care – 5.9%
Chartwell Seniors Housing Real Estate Investment Trust	461,340	4,352,573
HCP, Inc.	192,980	7,999,021
Health Care REIT, Inc.	154,409	8,748,814
Senior Housing Properties Trust	50,550	1,116,144
Ventas, Inc.	293,160	17,234,876

		39,451,428

		247,651,975

Retail – 21.9%
Regional Mall – 11.4%
CBL & Associates Properties, Inc.	200,970	3,744,071
General Growth Properties, Inc.	530,290	9,439,162

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Glimcher Realty Trust	767,779	$7,593,334
Simon Property Group, Inc.	263,960	41,072,176
Westfield Group	1,437,557	13,744,987

		75,593,730

Shopping Center/Other Retail – 10.5%
Aeon Mall Co., Ltd.	299,500	6,641,737
Citycon OYJ	681,200	2,256,588
Corio NV	202,320	9,063,384
DDR Corp.(a)	573,814	8,492,447
Eurocommercial Properties NV	47,900	1,680,479
Hammerson PLC	910,510	6,172,635
Japan Retail Fund Investment Corp.	1,109	1,768,221
Klepierre(a)	224,304	7,110,910
Link REIT (The)	1,870,860	7,759,432
Regency Centers Corp.	144,420	6,493,123
Retail Opportunity Investments Corp.(a)	270,512	3,286,721
RioCan Real Estate Investment Trust (Toronto)	5	137
Weingarten Realty Investors(a)	93,400	2,480,704
Westfield Retail Trust	2,354,900	6,645,357

		69,851,875

		145,445,605

Residential – 14.9%
Multi-Family – 10.0%
AvalonBay Communities, Inc.	47,450	6,899,230
BRE Properties, Inc.	94,920	4,983,300
Camden Property Trust	85,900	5,812,853
China Overseas Land & Investment Ltd.(a)	1,244,000	2,691,500
Equity Residential	162,740	9,998,746
Essex Property Trust, Inc.(a)	45,930	7,255,562
GSW Immobilien AG(a)(b)	110,164	3,666,392
Mirvac Group	2,169,127	2,914,635
MRV Engenharia e Participacoes SA	89,400	520,130
Northern Property Real Estate Investment Trust	157,814	5,244,757
Post Properties, Inc.	122,950	5,987,665
Rossi Residencial SA	1,067,400	4,479,815
Stockland	1,993,220	6,403,087

		66,857,672

Self Storage – 4.9%
Big Yellow Group PLC	1,258,820	6,056,384
CubeSmart	147,070	1,847,199
Extra Space Storage, Inc.	249,323	7,566,953
Public Storage	71,383	10,226,329
Sovran Self Storage, Inc.	129,915	6,846,520

		32,543,385

		99,401,057

Office – 11.0%
Office – 11.0%
Allied Properties Real Estate Investment Trust	115,208	3,197,857
Boston Properties, Inc.	96,894	10,488,776

12	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Company	Shares	U.S. $ Value

Brandywine Realty Trust	144,380	$1,712,347
Castellum AB	252,370	3,195,592
Cominar Real Estate Investment Trust	230,380	5,620,446
Commonwealth Property Office Fund	1,986,825	2,150,534
Corporate Office Properties Trust(a)	109,340	2,574,957
Douglas Emmett, Inc.(a)	260,139	6,045,630
Dundee International Real Estate Investment Trust	194,398	1,967,890
Hongkong Land Holdings Ltd.	658,000	4,073,700
Hufvudstaden AB – Class A	429,994	4,620,406
Japan Real Estate Investment Corp.	429	3,800,447
Kilroy Realty Corp.(a)	55,112	2,615,064
Liberty Property Trust	81,750	2,979,788
Mack-Cali Realty Corp.(a)	142,950	4,105,524
Nippon Building Fund, Inc.	183	1,738,895
NTT Urban Development Corp.	1,268	972,696
SL Green Realty Corp.	136,958	11,290,818

		73,151,367

Lodging – 7.0%
Lodging – 7.0%
FelCor Lodging Trust, Inc.(b)	1,146,090	4,836,500
Great Eagle Holdings Ltd.	2,051,000	6,023,682
Host Hotels & Resorts, Inc.	321,820	5,355,085
Hyatt Hotels Corp.(b)	79,480	3,420,024
InnVest Real Estate Investment Trust	713,470	3,676,228
Intercontinental Hotels Group PLC	283,373	6,756,708
Pebblebrook Hotel Trust(a)	158,070	3,806,326
Starwood Hotels & Resorts Worldwide, Inc.	120,300	7,121,760
Strategic Hotels & Resorts, Inc.(a)(b)	830,870	5,658,225

		46,654,538

Industrials – 6.8%
Industrial Warehouse Distribution – 5.0%
EastGroup Properties, Inc.	111,270	5,596,881
Global Logistic Properties Ltd.(b)	4,146,000	6,880,323
Mapletree Logistics Trust	1,320,000	1,042,971
ProLogis, Inc.	560,958	20,071,077

		33,591,252

Mixed Office Industrial – 1.8%
Goodman Group	3,157,335	11,804,650

		45,395,902

Total Common Stocks (cost $557,365,026)		657,700,444

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.12%(c) (cost $2,234,215)	2,234,215	$2,234,215

Total Investments Before Security Lending Collateral – 99.2% (cost $559,599,241)		659,934,659

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED – 3.6%
Investment Companies – 3.6%
AllianceBernstein Exchange Reserves – Class I, 0.21%(c) (cost $24,174,292)	24,174,292	$24,174,292

Total Investments – 102.8% (cost $583,773,533)		684,108,951
Other assets less liabilities – (2.8)%		(18,648,524)

Net Assets – 100.0%		$665,460,427

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale: Japanese Yen settling 5/15/12	630,786	$8,144,019	$7,901,476	$(242,543)
New Zealand Dollar settling 5/15/12	6,832	5,354,443	5,582,105	227,662
BNP Paribas SA: Norwegian Krone settling 5/15/12	35,616	6,234,060	6,220,511	(13,549)
Citibank NA: Australian Dollar settling 5/15/12	5,964	6,386,102	6,205,596	(180,506)
Credit Suisse London Branch (GFX): New Zealand Dollar settling 5/15/12	4,555	3,796,911	3,721,676	(75,235)
HSBC BankUSA: Norwegian Krone settling 5/15/12	50,594	8,742,775	8,836,492	93,717
Royal Bank of Scotland PLC.: Euro settling 5/15/12	11,084	14,784,172	14,672,560	(111,612)
Norwegian Krone settling 5/15/12	27,295	4,760,808	4,767,206	6,398
Swedish Krona settling 5/15/12	66,880	10,023,079	9,945,667	(77,412)

14	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank: Australian Dollar settling 5/15/12	2,218	$2,357,682	$2,307,849	$(49,833)
UBS AG: Japanese Yen settling 5/15/12	725,603	9,445,066	9,089,192	(355,874)
Swedish Krona settling 5/15/12	41,300	6,183,098	6,141,688	(41,410)
Westpac Banking Corp.: Australian Dollar settling 5/15/12	7,910	8,050,956	8,230,426	179,470
New Zealand Dollar settling 5/15/12	7,524	6,241,346	6,147,506	(93,840)

Sale Contracts
Bank of America NA: Canadian Dollar settling 5/15/12	5,832	5,854,364	5,901,977	(47,613)
Credit Suisse London Branch (GFX): Euro settling 5/15/12	2,589	3,281,247	3,427,216	(145,969)
Deutsche Bank AG London: Great British Pound settling 5/15/12	2,046	3,266,326	3,320,186	(53,860)
Goldman Sachs International: Euro settling 5/15/12	12,647	16,751,964	16,741,597	10,367
Royal Bank of Canada: Canadian Dollar settling 5/15/12	3,167	3,185,751	3,205,000	(19,249)
Royal Bank of Scotland PLC.: Euro settling 5/15/12	11,396	15,067,563	15,085,572	(18,009)
Great British Pound settling 5/15/12	5,244	8,281,010	8,509,804	(228,794)
Great British Pound settling 5/15/12	2,703	4,120,183	4,386,347	(266,164)
Standard Chartered Bank: Japanese Yen settling 5/15/12	501,375	6,030,853	6,280,422	(249,569)
State Street Bank and Trust Co.: Great British Pound settling 5/15/12	2,414	3,828,363	3,917,367	(89,004)

				$(1,842,431)

(a)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	15

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

April 30, 2012 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $557,365,026)	$657,700,444 (a)
Affiliated issuers (cost $26,408,507-including investment of cash collateral for securities loaned of $24,174,292)	26,408,507
Foreign currencies, at value (cost $6,238,515)	6,236,936
Receivable for investment securities sold and foreign currency transactions	3,022,497
Dividends and interest receivable	2,334,461
Unrealized appreciation of forward currency exchange contracts	517,614
Receivable for capital stock sold	416,561

Total assets	696,637,020

Liabilities
Payable for collateral received on securities loaned	24,174,292
Unrealized depreciation of forward currency exchange contracts	2,360,045
Payable for investment securities purchased	2,264,806
Payable for capital stock redeemed	1,940,261
Advisory fee payable	286,310
Administrative fee payable	22,877
Transfer Agent fee payable	2,930
Accrued expenses	125,072

Total liabilities	31,176,593

Net Assets	$665,460,427

Composition of Net Assets
Capital stock, at par	$72,642
Additional paid-in capital	1,056,287,402
Distributions in excess of net investment income	(15,757,071)
Accumulated net realized loss on investment and foreign currency transactions	(473,650,319)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	98,507,773

$665,460,427

Class I Net Asset Value Per Share—3 billion shares of capital stock authorized, $.001 par value (based on 72,641,525 capital shares outstanding)	$9.16

(a)	Includes securities on loan with a value of $22,982,801 (see Note D).

See notes to financial statements.

16	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2012 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $605,212)	$12,111,001
Affiliated issuers	20,929
Interest	1,820
Securities lending income	171,305	$12,305,055

Expenses
Advisory fee (see Note B)	1,795,265
Custodian	94,016
Directors’ fees	34,270
Administrative	30,382
Printing	29,805
Registration fees	23,163
Audit	22,813
Transfer agency	22,147
Legal	20,737
Miscellaneous	14,934

Total expenses		2,087,532

Net investment income		10,217,523

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		19,000,704
Foreign currency transactions		1,065,139
Net change in unrealized appreciation/depreciation of:
Investments		41,000,465
Foreign currency denominated assets and liabilities		(1,904,130)

Net gain on investment and foreign currency transactions		59,162,178

Net Increase in Net Assets from Operations		$69,379,701

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	17

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,217,523	$16,600,393
Net realized gain on investment and foreign currency transactions	20,065,843	88,859,067
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	39,096,335	(112,594,053)

Net increase (decrease) in net assets from operations	69,379,701	(7,134,593)
Dividends to Shareholders from
Net investment income	(14,292,908)	(43,539,134)
Capital Stock Transactions
Net decrease	(70,852,664)	(151,201,264)

Total decrease	(15,765,871)	(201,874,991)
Net Assets
Beginning of period	681,226,298	883,101,289

End of period (including distributions in excess of net investment income of ($15,757,071) and ($11,681,686), respectively)	$665,460,427	$681,226,298

See notes to financial statements.

18	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Changes In Net Assets

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the “Company”), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end series investment company. The Company is comprised of one fund, AllianceBernstein Global Real Estate Investment Fund II (the “Fund”). The Fund offers Class I shares. Sales are made without a sales charge, at the Fund’s net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter market (“OTC”) put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	19

Notes to Financial Statements

a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity: Other	$89,652,811		$157,999,164		$	– 0	–	$247,651,975
Retail	82,601,875		62,843,730			– 0	–	145,445,605
Residential	77,669,059		21,731,998			– 0	–	99,401,057
Office	52,599,097		20,552,270			– 0	–	73,151,367
Lodging	33,874,148		12,780,390			– 0	–	46,654,538
Industrials	25,667,958		19,727,944			– 0	–	45,395,902
Short-Term Investments	2,234,215		– 0	–		– 0	–	2,234,215
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	24,174,292		– 0	–		– 0	–	24,174,292

Total Investments in Securities	388,473,455		295,635,496	+		– 0	–	684,108,951
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	517,614			– 0	–	517,614
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,360,045)			– 0	–	(2,360,045)

Total	$388,473,455		$293,793,065		$	– 0	–	$682,266,520

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Rights			Total
Balance as of 10/31/11		$827,207			$827,207
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(827,207)			(827,207)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 04/30/12	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 04/30/12*	$	– 0	–	$	– 0	–

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	21

Notes to Financial Statements

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

22	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2012, such fee amounted to $30,382.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended April 30, 2012.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended April 30, 2012 is as follows:

Market Value October 31, 2011 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value April 30, 2012 (000)	Dividend Income (000)
$ 3,393	$123,687	$124,845	$2,235	$2

Brokerage commissions paid on investment transactions for the six months ended April 30, 2012 amounted to $845,738, of which $2 and $5,325, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	23

Notes to Financial Statements

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2012 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$321,042,086		$392,019,443
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$109,244,063
Gross unrealized depreciation	(8,908,645)

Net unrealized appreciation	$100,335,418

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

24	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

During the six months ended April 30, 2012, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

At April 30, 2012, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	$517,614	Unrealized depreciation of forward currency exchange contracts	$2,360,045

Total		$517,614		$2,360,045

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2012:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$1,312,346	$(1,973,656)

Total		$1,312,346	$(1,973,656)

For the six months ended April 30, 2012, the average monthly principal amount of foreign currency exchange contracts was $230,027,214.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	25

Notes to Financial Statements

NOTE D

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all securities loans will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent will invest the cash collateral received in AllianceBernstein Exchange Reserves, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Fund’s Board of Directors. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At April 30, 2012, the Fund had securities on loan with a value of $22,982,801 and had received cash collateral which has been invested into AllianceBernstein Exchange Reserves of $24,174,292. The cash collateral will be adjusted on the next business day after period end to maintain the required collateral amount. The Fund earned securities lending income of $171,305 and $18,734 from the borrowers and AllianceBernstein Exchange Reserves, respectively, for the six months ended April 30, 2012; these amounts are reflected in the statement of operations. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of AllianceBernstein Exchange Reserves for the six months ended April 30, 2012 is as follows:

Market Value October 31, 2011 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value April 30, 2012 (000)	Dividend Income (000)
$ 12,893	$141,892	$130,611	$24,174	$19

26	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

NOTE E

Capital Stock

Transactions in capital shares were as follows:

	Shares		Amount
	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011

Class I
Shares sold	3,328,767	12,792,952	$28,408,317	$114,152,190

Shares issued in reinvestment of dividends	995,836	3,720,577	8,033,635	32,311,718

Shares redeemed	(12,552,468)	(33,324,168)	(107,294,616)	(297,665,172)

Net decrease	(8,227,865)	(16,810,639)	$(70,852,664)	$(151,201,264)

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	27

Notes to Financial Statements

Concentration of Risk—Although the Fund does not invest directly in real estate, it invests primarily in real estate equity securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2012.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2012 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2011 and October 31, 2010 were as follows:

	2011	2010
Distributions paid from:
Ordinary income	$43,539,134	$62,171,937
Total taxable distributions	43,539,134	62,171,937

Total distributions paid	$43,539,134	$62,171,937

28	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

As of October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,378,779
Accumulated capital and other losses	(488,006,915	)(a)
Unrealized appreciation/(depreciation)	33,641,711	(b)

Total accumulated earnings/(deficit)	$(445,986,425)

(a)

On October 31, 2011, the Fund had a net capital loss carryforward of $488,006,915 of which $59,238,657 expires in the year 2016, $418,457,249 expires in the year 2017, and $10,311,009 expires in the year 2018. During the fiscal year, the Fund utilized capital loss carryforwards of $53,132,838.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

NOTE I

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments are intended to improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective during interim or annual periods beginning after December 15, 2011. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

In December 2011, the FASB issued an ASU related to disclosures about offsetting assets and liabilities in financial statements. The amendments in this update require an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective during interim or annual reporting periods beginning on or after January 1, 2013. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	29

Notes to Financial Statements

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 8.42	$ 9.04	$ 7.78	$ 6.64	$ 18.03	$ 18.27

Income From Investment Operations
Net investment income(a)	.13	.18	.22	.24	.28	.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.80	(.34)	1.61	1.09	(7.33)	.94

Net increase (decrease) in net asset value from operations	.93	(.16)	1.83	1.33	(7.05)	1.28

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.46)	(.57)	(.19)	(.56)	(.25)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(3.55)	(1.27)

Total dividends and distributions	(.19)	(.46)	(.57)	(.19)	(4.34)	(1.52)

Net asset value, end of period	$ 9.16	$ 8.42	$ 9.04	$ 7.78	$ 6.64	$ 18.03

Total Return
Total investment return based on net asset value(b)	11.21%	(1.87)%	24.73%	20.93%	(48.70)%	7.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$665,460	$681,226	$883,101	$883,493	$835,750	$1,540,586
Ratio to average net assets of:
Expenses	.64	%(c)	.62%	.62	%(d)	.63%	.63%	.62%
Net investment income	3.13	%(c)	2.02%	2.79	%(d)	3.80%	2.62%	1.92%
Portfolio turnover rate	49%	66%	62%	68%	62%	98%

(a)	Based on average shares outstanding.

(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	31

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Eric J. Franco(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Real Estate Senior Investment Management Team. Mr. Eric J. Franco is the investment professional with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

32	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the Alliance Bernstein Institutional Funds, Inc. (“the Company”) in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser

1	It should be noted that the information in the fee summary was completed on April 21, 2011 and discussed with the Board of Directors on May 3-5, 2011.

2	Future references to the Fund do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class I shares of the Fund.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	33

must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), 130 U.S. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.”

FUND ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee Based on % of Average Daily Net Assets[4]	Net Assets 03/31/11 ($MIL)	Fund
Value	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$867.8	Global Real Estate Investment Fund II

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund’s most recently completed fiscal year, the Adviser received $75,755 (0.01% of the Fund’s average daily net assets) for such services.

Set forth below is the Fund’s total expense ratio for the most recently completed fiscal year:

Fund	Total Expense Ratio		Fiscal Year End
Global Real Estate Investment Fund II	Class I	0.62%	October 31

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

4	The advisory fee is based on a percentage of the Fund’s daily net assets and is paid on a monthly basis.

34	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a substantially similar investment style as the Fund.5 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective

5	It should be noted that the Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	35

advisory fee of the Fund had the AllianceBernstein Institutional fee schedule been applicable to the Fund versus the Fund’s advisory fee based on March 31, 2011 net assets:6

Fund	Net Assets 03/31/11 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II	$867.8	Global REIT 75 bp on 1st $25 million 65 bp on next $25 million 55 bp on the balance Minimum account size: $25m	0.512%	0.550%

The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund.7 Also shown is the Fund’s advisory fee and what would have been the effective advisory fee of the Fund had the AVPS fee schedule been applicable to the Fund:

Fund	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II8	Real Estate Investment Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%	0.550%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $75 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7	It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

8	It should be noted that the Fund’s investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

36	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

forth for Global Real Estate Securities Portfolio, which is a Luxembourg fund that has a similar investment style as the Fund:

Fund	Fee[9]
Global Real Estate Securities Portfolio
Class A	1.75%
Class I (Institutional)	0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers.10 Lipper’s analysis included the Fund’s ranking with respect to the contractual management fee relative to the median of the Fund’s Lipper Expense Group (“EG”)11 at the approximate current asset level of the Fund.12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

9	It should be noted that Class A shares of the funds are charged an “all-in” fee, which covers investment advisory services and distribution related services, unlike Class I shares, whose fee is for investment advisory services only.

10	It should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 1429.

11	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Lipper using the Fund’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	37

Fund	Contractual Management Fee[13]	Lipper Exp. Group Median (%)	Rank
Global Real Estate Investment Fund II	0.550	0.850	1/9

Lipper also analyzed the Fund’s most recently completed fiscal year total expense ratio in comparison to the Fund’s EG and Lipper Expense Universe (“EU”). The EU14 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.

Fund	Expense Ratio (%)[15]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Global Real Estate Investment Fund II	0.622	0.993	1/9	1.155	1/28

Based on this analysis, the Fund has equally favorable rankings on an expense ratio basis and on a management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Fund’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Fund decreased during calendar year 2010, relative to 2009.16

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a

13	The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services.

14	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

15	Most recently completed fiscal year end Class I total expense ratio.

16	It should be noted that at the August 2, 2011 meeting, the Adviser presented to the Board revised profitability figures with the respect to the Fund.

38	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

profit from providing other services to the Fund. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2010, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund’s most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.17

The Fund effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions during the Fund’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted with the Fund in the future would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients, including the Fund. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

17	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Fund’s account. There was no expense offset during the Fund’s most recently completed fiscal year.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	39

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,18 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

In February 2008, an independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli19 study on advisory fees and various fund characteristics.20 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.21 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $477 billion as of March 31, 2011, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

18	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

19	The Deli study was originally published in 2002 based on 1997 data.

20	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 1429.

21	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

40	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings of the Fund22 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)23 for the periods ended February 28, 2011.24

	Fund Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	27.69	27.08	27.53	4/9	20/43
3 year	0.25	0.31	-0.18	5/8	12/30
5 year	1.15	2.62	1.15	5/5	6/11
10 year	10.59	12.01	10.54	2/2	2/4

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Fund (in bold)25 versus its benchmark.26 Fund and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.27

	Periods Ending February 28, 2011 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Global Real Estate Investment Fund II	27.69	0.25	1.15	10.59	7.50	20.69	0.48	10
FTSE EPRA NAREIT Developed RE Index	29.26	-1.72	1.97	10.23	8.17	20.85	0.46	10
FTSE NAREIT Equity REIT Index[28]	39.54	3.80	2.97	11.78	8.73	N/A	N/A	N/A
Inception Date: December 9, 1997

22	The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by Lipper.

23	The Fund’s PG is identical to the Fund’s EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

24	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

25	The performance returns and risk measures shown in the table are for the Class I shares of the Fund.

26	The Adviser provided Fund and benchmark performance return information for periods through February 28, 2011.

27	Fund and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be regarded as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be regarded as better performing than a fund with a lower Sharpe Ratio.

28	Benchmark since inception date is the nearest month end after the Fund’s inception date.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	41

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: May 24, 2011

42	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Conservative Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

Asset Allocation/Multi-Asset

Dynamic All Market Fund

Emerging Markets Multi-Asset

International Portfolio

Real Asset Strategy

Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund

Large Cap Growth Fund

Select U.S. Equity Portfolio

Small Cap Growth Portfolio

Small/Mid Cap Growth Fund

U.S. Strategic Research Portfolio

Global & International

Global Thematic Growth Fund

International Discovery Equity Portfolio

International Focus 40 Portfolio

International Growth Fund

Value Funds

Domestic

Core Opportunities Fund

Equity Income Fund

Growth & Income Fund

Small/Mid Cap Value Fund

Value Fund

Global & International

Global Real Estate Investment Fund

Global Value Fund

International Value Fund

Taxable Bond Funds

Bond Inflation Strategy

Global Bond Fund

High Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

Unconstrained Bond Fund

Municipal Bond Funds

Arizona California High Income Massachusetts Michigan Minnesota Municipal Bond Inflation Strategy	National New Jersey New York Ohio Pennsylvania Virginia

Intermediate Municipal Bond Funds

Intermediate California

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Intermediate New York

Closed-End Funds

Alliance California Municipal Income Fund

Alliance New York Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein Income Fund

AllianceBernstein National Municipal Income Fund

Alternatives

Market Neutral Strategy-Global

Market Neutral Strategy-U.S.

Balanced

Balanced Shares

Retirement Strategies Funds

2000 Retirement Strategy	2020 Retirement Strategy	2040 Retirement Strategy
2005 Retirement Strategy	2025 Retirement Strategy	2045 Retirement Strategy
2010 Retirement Strategy	2030 Retirement Strategy	2050 Retirement Strategy
2015 Retirement Strategy	2035 Retirement Strategy	2055 Retirement Strategy

We also offer Exchange Reserves,* which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.alliancebernstein.com or contact your AllianceBernstein investments representative. Please read the prospectus and/or summary prospectus carefully before investing.

*	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	43

AllianceBernstein Family of Funds

NOTES

44	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

IREIT-0152-0412

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE

INVESTMENT FUND II

SEMI-ANNUAL  REPORT

APRIL 30, 2012

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus, which contains this and other information, visit us online at www.bernstein.com and click on “Investments”, then “Stocks” or “Bonds”, then “Prospectuses, SAIs and Shareholder Reports” or call your financial advisor or call Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein’s website at www.alliancebernstein.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AllianceBernstein family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the manager of the funds.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

June 14, 2012

Semi-Annual Report

This report provides management’s discussion of fund performance for AllianceBernstein Global Real Estate Investment Fund II (the “Fund”) for the semi-annual reporting period ended April 30, 2012.

Investment Objective and Policies

The Fund’s investment objective is total return from long-term growth of capital and income.

Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of real estate investment trusts (“REITs”), and other real estate industry companies, such as real estate operating companies. The Fund invests in real estate companies that AllianceBernstein L.P. (the “Adviser”) believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type.

The Fund invests in U.S. and non-U.S. issuers. Under normal circumstances, the Fund invests significantly (at least 40%—unless market conditions are not deemed favorable by the Adviser) in securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries. The Fund’s investment policies emphasize investment in companies determined by the Adviser to be undervalued relative to their peers, using a fundamental value approach.

Currencies can have a dramatic impact on equity return, significantly adding to returns in some years and greatly diminishing them in others. The Adviser evaluates currency and equity positions separately and may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge a portion of its currency risk, the Fund may from time to time invest in currency-related derivatives, including forward currency exchange contracts, futures, options on futures, swaps and options. The Adviser also may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may invest in mortgage-backed securities, which are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. These securities include mortgage pass-through certificates, real estate mortgage investment conduit certificates, and collateralized mortgage obligations. The Fund may also invest in short-term investment-grade debt securities and other fixed income securities.

The Fund invests in equity securities that include common stock, shares of beneficial interest of REITs, and securities with common stock characteristics, such as preferred stock or convertible securities (“real estate equity securities”). The Fund may enter into forward commitments and standby commitment agreements. The Fund may enter into derivatives transactions, including options, futures, forwards and swap agreements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	1

Investment Results

The table on page 6 shows the Fund’s performance compared to its global benchmark, the Financial Times Stock Exchange (“FTSE”) European Public Real Estate Association (“EPRA”)/ National Association of Real Estate Investment Trusts (“NAREIT”) Developed Real Estate (“RE”) Index for the six- and 12-month periods ended April 30, 2012. A comparison to the global equity market is also shown, as represented by the Morgan Stanley Capital International (“MSCI”) World Index, for the same timeframes, as well as the Standard & Poor’s (“S&P”) 500 Index and the FTSE NAREIT Equity Real Estate Investment Trusts (“REIT”) Index.

For the six-month period ended April 30, 2012, the Fund advanced and outperformed its benchmark, with both sector positioning and security selection combining to drive the premium. An overweight to the specialty sector, which includes data centers, and an underweight in healthcare contributed, while an underweight in retail detracted. Stock selection in the industrial and lodging sectors boosted performance but detracted in the residential sector.

For the 12-month period ended April 30, 2012, the Fund declined and underperformed its benchmark, with both sector positioning and security selection combining to detract. An overweight to the self-storage and specialty sectors contributed, while an overweight to lodging and an underweight to the diversified sector detracted. Stock selection in the diversified and residential sectors detracted, partially offset by stock selection in the specialty and retail sectors.

Derivatives, in the form of currency forwards, were utilized to implement currency management, which slightly detracted from returns during the six-month period, and slightly added to returns during the 12-month period.

Market Review and Investment Strategy

Global real estate markets were volatile during the 12-month period ended April 30, 2012. During the first six months of the period, real estate stocks tumbled, as a sharp rise in energy prices, a natural disaster in Japan and rising sovereign debt left investors concerned with the outlook for global economic growth and the potential for another banking crisis. Global real estate markets recovered during the second half of the period, as action by the European Central Bank to support the European banking system and an improvement in the outlook for global economic growth bolstered investor confidence.

Real estate security valuations have been supported by generally improving property fundamentals. Real estate markets in Australia, Hong Kong and North America have benefitted from improving demand in an environment of constrained supply. Recently, Hong Kong property companies have benefited from an increase in apartment purchases. While property demand in Europe remains weak, very few public compa-

2	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

nies are developing property, which is supporting occupancy rates and pricing. The Investment Management Team is finding opportunities across a wide group of countries and sectors,

focusing on attractively-priced companies with improving fundamentals, together with the balance sheet strength to withstand periods of renewed volatility.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	3

HISTORICAL PERFORMANCE

Benchmark Disclosure

The FTSE® EPRA/NAREIT Developed RE Index, the MSCI World Index, the S&P 500® Index and the FTSE® NAREIT Equity REIT Index are unmanaged and do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The FTSE EPRA/NAREIT Developed RE Index and the FTSE NAREIT Equity REIT Index are market-value weighted indices based upon the last closing price of the month for tax-qualified REITs listed on the NYSE, AMEX and the NASDAQ. The MSCI World Index is a free-float, market capitalization-weighted index that measures equity market performance of developed markets. The MSCI World Index values are calculated using net returns, which include the reinvestment of dividends after deduction of non-U.S. withholding tax. MSCI makes no express or implied warranties or representations, and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices, any securities or financial products. This report is not approved, reviewed or produced by MSCI. The S&P 500 Index includes 500 U.S. stocks and is a common representation of the performance of the overall U.S. stock market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tend to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Real Estate Risk: The Fund’s investments in real estate securities have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors affecting the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in taxes.

Foreign (Non-U.S.) Risk: Investment in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

(Historical Performance continued on next page)

4	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

Prepayment Risk: The value of mortgage-related or other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.

Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Leverage Risk: When the Fund borrows money or otherwise leverages its portfolio, it may be more volatile because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s investments. The Fund may create leverage through the use of reverse repurchase agreements or forward commitments, or by borrowing money.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the desired results.

These risks are fully discussed in the Fund’s prospectus.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.bernstein.com. Click on “Private Clients”, then “Investments”, then “Stocks” or “Bonds”, then “Mutual Fund Performance at a Glance”.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus, which contains this and other information, visit us online at www.bernstein.com and click on “Investments”, then “Stocks” or “Bonds”, then “Prospectuses, SAIs and Shareholder Reports” or call your financial advisor or call Bernstein’s mutual fund shareholder help line at 212.756.4097. Please read the prospectus carefully before investing.

All fees and expenses related to the operation of the Fund have been deducted. Performance assumes reinvestment of distributions and does not account for taxes.

(Historical Performance continued on next page)

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

THE FUND VS. ITS BENCHMARK PERIODS ENDED APRIL 30, 2012	Returns
	6 Months	12 Months
AllianceBernstein Global Real Estate Investment Fund II Class I	11.21%	-1.63%

FTSE EPRA/NAREIT Developed RE Index	10.14%	0.57%

MSCI World Index	7.54%	-4.63%

S&P 500 Index	12.77%	4.76%

FTSE NAREIT Equity REIT Index	14.42%	8.71%

Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Benchmark and Historical Performance disclosures on pages 4-5.

(Historical Performance continued on next page)

6	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2012
Returns

Class I Shares
1 Year	-1.63%
5 Years	-3.20%
10 Years	9.14%

AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2012)
Returns

Class I Shares
1 Year	2.88%
5 Years	-3.53%
10 Years	9.00%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratio as 0.62% for Class I shares.

See Historical Performance disclosures on pages 4-5.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	7

Historical Performance

FUND EXPENSES

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2011	Ending Account Value April 30, 2012	Expenses Paid During Period*	Annualized Expense Ratio*
Actual	$1,000	$1,112.10	$3.36	0.64%
Hypothetical**	$1,000	$1,021.68	$3.22	0.64%
*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

**	Assumes 5% return before expenses.

8	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Fund Expenses

PORTFOLIO SUMMARY

April 30, 2012 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $665.5

*	All data are as of April 30, 2012. The Fund’s industry and country breakdowns are expressed as a percentage of total investments (excluding collateral for securities loaned) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

Please note: The industry classifications presented herein are based on industry categorization methodology of the Adviser. These industry classifications are broadly defined. The “Portfolio of Investments” section of the report reflects more specific sector information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	9

Portfolio Summary

TEN LARGEST HOLDINGS*

April 30, 2012 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Simon Property Group, Inc.	$41,072,176	6.2%
ProLogis, Inc.	20,071,077	3.0
Unibail-Rodamco SE	17,880,779	2.7
Ventas, Inc.	17,234,876	2.6
Mitsui Fudosan Co., Ltd.	16,082,149	2.4
Wharf Holdings Ltd.	14,891,137	2.2
Sun Hung Kai Properties Ltd.	14,789,961	2.2
Westfield Group	13,744,987	2.1
Goodman Group	11,804,650	1.8
Digital Realty Trust, Inc.	11,723,051	1.7
	$179,294,843	26.9%

*	Long-term investment.

10	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Equity: Other – 37.2%
Diversified/Specialty – 31.3%
British Land Co. PLC	1,326,003	$10,533,867
Canadian Real Estate Investment Trust	134,340	5,261,542
CapitaLand Ltd.	2,032,000	4,802,991
City Developments Ltd.	209,000	1,707,324
Dexus Property Group	6,444,566	6,252,667
Digital Realty Trust, Inc.(a)	156,120	11,723,051
Duke Realty Corp.	441,277	6,539,725
Dundee Real Estate Investment Trust	195,491	7,298,383
Evergrande Real Estate Group Ltd.(a)	8,517,000	4,889,497
Fonciere Des Regions	20,580	1,594,606
Forest City Enterprises, Inc.(a)(b)	274,335	4,375,643
GPT Group	370,150	1,260,174
Hang Lung Properties Ltd.	765,000	2,817,442
Henderson Land Development Co., Ltd.	347,000	1,968,924
Hysan Development Co., Ltd.	1,172,521	5,292,795
Land Securities Group PLC	314,550	3,714,619
Lexington Realty Trust(a)	356,750	3,175,075
Mitsubishi Estate Co., Ltd.	656,000	11,596,993
Mitsui Fudosan Co., Ltd.	878,000	16,082,149
New World Development Co., Ltd	5,789,180	7,191,351
Soho China Ltd.(a)	4,261,000	3,303,112
Sumitomo Realty & Development Co., Ltd.	380,000	9,061,758
Sun Hung Kai Properties Ltd.	1,233,454	14,789,961
Suntec Real Estate Investment Trust	1,617,000	1,706,457
Telecity Group PLC(b)	343,287	4,499,225
Tokyu Land Corp.	1,045,000	5,036,449
Unibail-Rodamco SE	95,559	17,880,779
Unite Group PLC	346,640	1,098,902
UOL Group Ltd.	1,653,514	6,025,985
Vornado Realty Trust	100,140	8,596,018
Weyerhaeuser Co.	158,740	3,231,946
Wharf Holdings Ltd.	2,511,000	14,891,137

		208,200,547

Health Care – 5.9%
Chartwell Seniors Housing Real Estate Investment Trust	461,340	4,352,573
HCP, Inc.	192,980	7,999,021
Health Care REIT, Inc.	154,409	8,748,814
Senior Housing Properties Trust	50,550	1,116,144
Ventas, Inc.	293,160	17,234,876

		39,451,428

		247,651,975

Retail – 21.9%
Regional Mall – 11.4%
CBL & Associates Properties, Inc.	200,970	3,744,071
General Growth Properties, Inc.	530,290	9,439,162

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Glimcher Realty Trust	767,779	$7,593,334
Simon Property Group, Inc.	263,960	41,072,176
Westfield Group	1,437,557	13,744,987

		75,593,730

Shopping Center/Other Retail – 10.5%
Aeon Mall Co., Ltd.	299,500	6,641,737
Citycon OYJ	681,200	2,256,588
Corio NV	202,320	9,063,384
DDR Corp.(a)	573,814	8,492,447
Eurocommercial Properties NV	47,900	1,680,479
Hammerson PLC	910,510	6,172,635
Japan Retail Fund Investment Corp.	1,109	1,768,221
Klepierre(a)	224,304	7,110,910
Link REIT (The)	1,870,860	7,759,432
Regency Centers Corp.	144,420	6,493,123
Retail Opportunity Investments Corp.(a)	270,512	3,286,721
RioCan Real Estate Investment Trust (Toronto)	5	137
Weingarten Realty Investors(a)	93,400	2,480,704
Westfield Retail Trust	2,354,900	6,645,357

		69,851,875

		145,445,605

Residential – 14.9%
Multi-Family – 10.0%
AvalonBay Communities, Inc.	47,450	6,899,230
BRE Properties, Inc.	94,920	4,983,300
Camden Property Trust	85,900	5,812,853
China Overseas Land & Investment Ltd.(a)	1,244,000	2,691,500
Equity Residential	162,740	9,998,746
Essex Property Trust, Inc.(a)	45,930	7,255,562
GSW Immobilien AG(a)(b)	110,164	3,666,392
Mirvac Group	2,169,127	2,914,635
MRV Engenharia e Participacoes SA	89,400	520,130
Northern Property Real Estate Investment Trust	157,814	5,244,757
Post Properties, Inc.	122,950	5,987,665
Rossi Residencial SA	1,067,400	4,479,815
Stockland	1,993,220	6,403,087

		66,857,672

Self Storage – 4.9%
Big Yellow Group PLC	1,258,820	6,056,384
CubeSmart	147,070	1,847,199
Extra Space Storage, Inc.	249,323	7,566,953
Public Storage	71,383	10,226,329
Sovran Self Storage, Inc.	129,915	6,846,520

		32,543,385

		99,401,057

Office – 11.0%
Office – 11.0%
Allied Properties Real Estate Investment Trust	115,208	3,197,857
Boston Properties, Inc.	96,894	10,488,776

12	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Company	Shares	U.S. $ Value

Brandywine Realty Trust	144,380	$1,712,347
Castellum AB	252,370	3,195,592
Cominar Real Estate Investment Trust	230,380	5,620,446
Commonwealth Property Office Fund	1,986,825	2,150,534
Corporate Office Properties Trust(a)	109,340	2,574,957
Douglas Emmett, Inc.(a)	260,139	6,045,630
Dundee International Real Estate Investment Trust	194,398	1,967,890
Hongkong Land Holdings Ltd.	658,000	4,073,700
Hufvudstaden AB – Class A	429,994	4,620,406
Japan Real Estate Investment Corp.	429	3,800,447
Kilroy Realty Corp.(a)	55,112	2,615,064
Liberty Property Trust	81,750	2,979,788
Mack-Cali Realty Corp.(a)	142,950	4,105,524
Nippon Building Fund, Inc.	183	1,738,895
NTT Urban Development Corp.	1,268	972,696
SL Green Realty Corp.	136,958	11,290,818

		73,151,367

Lodging – 7.0%
Lodging – 7.0%
FelCor Lodging Trust, Inc.(b)	1,146,090	4,836,500
Great Eagle Holdings Ltd.	2,051,000	6,023,682
Host Hotels & Resorts, Inc.	321,820	5,355,085
Hyatt Hotels Corp.(b)	79,480	3,420,024
InnVest Real Estate Investment Trust	713,470	3,676,228
Intercontinental Hotels Group PLC	283,373	6,756,708
Pebblebrook Hotel Trust(a)	158,070	3,806,326
Starwood Hotels & Resorts Worldwide, Inc.	120,300	7,121,760
Strategic Hotels & Resorts, Inc.(a)(b)	830,870	5,658,225

		46,654,538

Industrials – 6.8%
Industrial Warehouse Distribution – 5.0%
EastGroup Properties, Inc.	111,270	5,596,881
Global Logistic Properties Ltd.(b)	4,146,000	6,880,323
Mapletree Logistics Trust	1,320,000	1,042,971
ProLogis, Inc.	560,958	20,071,077

		33,591,252

Mixed Office Industrial – 1.8%
Goodman Group	3,157,335	11,804,650

		45,395,902

Total Common Stocks (cost $557,365,026)		657,700,444

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AllianceBernstein Fixed-Income Shares, Inc. – Government STIF Portfolio, 0.12%(c) (cost $2,234,215)	2,234,215	$2,234,215

Total Investments Before Security Lending Collateral – 99.2% (cost $559,599,241)		659,934,659

INVESTMENTS OF CASH COLLATERAL FOR SECURITY LOANED – 3.6%
Investment Companies – 3.6%
AllianceBernstein Exchange Reserves – Class I, 0.21%(c) (cost $24,174,292)	24,174,292	$24,174,292

Total Investments – 102.8% (cost $583,773,533)		684,108,951
Other assets less liabilities – (2.8)%		(18,648,524)

Net Assets – 100.0%		$665,460,427

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC Wholesale: Japanese Yen settling 5/15/12	630,786	$8,144,019	$7,901,476	$(242,543)
New Zealand Dollar settling 5/15/12	6,832	5,354,443	5,582,105	227,662
BNP Paribas SA: Norwegian Krone settling 5/15/12	35,616	6,234,060	6,220,511	(13,549)
Citibank NA: Australian Dollar settling 5/15/12	5,964	6,386,102	6,205,596	(180,506)
Credit Suisse London Branch (GFX): New Zealand Dollar settling 5/15/12	4,555	3,796,911	3,721,676	(75,235)
HSBC BankUSA: Norwegian Krone settling 5/15/12	50,594	8,742,775	8,836,492	93,717
Royal Bank of Scotland PLC.: Euro settling 5/15/12	11,084	14,784,172	14,672,560	(111,612)
Norwegian Krone settling 5/15/12	27,295	4,760,808	4,767,206	6,398
Swedish Krona settling 5/15/12	66,880	10,023,079	9,945,667	(77,412)

14	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Portfolio of Investments

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at April 30, 2012	Unrealized Appreciation/ (Depreciation)
Standard Chartered Bank: Australian Dollar settling 5/15/12	2,218	$2,357,682	$2,307,849	$(49,833)
UBS AG: Japanese Yen settling 5/15/12	725,603	9,445,066	9,089,192	(355,874)
Swedish Krona settling 5/15/12	41,300	6,183,098	6,141,688	(41,410)
Westpac Banking Corp.: Australian Dollar settling 5/15/12	7,910	8,050,956	8,230,426	179,470
New Zealand Dollar settling 5/15/12	7,524	6,241,346	6,147,506	(93,840)

Sale Contracts
Bank of America NA: Canadian Dollar settling 5/15/12	5,832	5,854,364	5,901,977	(47,613)
Credit Suisse London Branch (GFX): Euro settling 5/15/12	2,589	3,281,247	3,427,216	(145,969)
Deutsche Bank AG London: Great British Pound settling 5/15/12	2,046	3,266,326	3,320,186	(53,860)
Goldman Sachs International: Euro settling 5/15/12	12,647	16,751,964	16,741,597	10,367
Royal Bank of Canada: Canadian Dollar settling 5/15/12	3,167	3,185,751	3,205,000	(19,249)
Royal Bank of Scotland PLC.: Euro settling 5/15/12	11,396	15,067,563	15,085,572	(18,009)
Great British Pound settling 5/15/12	5,244	8,281,010	8,509,804	(228,794)
Great British Pound settling 5/15/12	2,703	4,120,183	4,386,347	(266,164)
Standard Chartered Bank: Japanese Yen settling 5/15/12	501,375	6,030,853	6,280,422	(249,569)
State Street Bank and Trust Co.: Great British Pound settling 5/15/12	2,414	3,828,363	3,917,367	(89,004)

				$(1,842,431)

(a)	Represents entire or partial securities out on loan. See Note D for securities lending information.

(b)	Non-income producing security.

(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

Glossary:

REIT – Real Estate Investment Trust

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	15

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

April 30, 2012 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $557,365,026)	$657,700,444 (a)
Affiliated issuers (cost $26,408,507-including investment of cash collateral for securities loaned of $24,174,292)	26,408,507
Foreign currencies, at value (cost $6,238,515)	6,236,936
Receivable for investment securities sold and foreign currency transactions	3,022,497
Dividends and interest receivable	2,334,461
Unrealized appreciation of forward currency exchange contracts	517,614
Receivable for capital stock sold	416,561

Total assets	696,637,020

Liabilities
Payable for collateral received on securities loaned	24,174,292
Unrealized depreciation of forward currency exchange contracts	2,360,045
Payable for investment securities purchased	2,264,806
Payable for capital stock redeemed	1,940,261
Advisory fee payable	286,310
Administrative fee payable	22,877
Transfer Agent fee payable	2,930
Accrued expenses	125,072

Total liabilities	31,176,593

Net Assets	$665,460,427

Composition of Net Assets
Capital stock, at par	$72,642
Additional paid-in capital	1,056,287,402
Distributions in excess of net investment income	(15,757,071)
Accumulated net realized loss on investment and foreign currency transactions	(473,650,319)
Net unrealized appreciation on investments and foreign currency denominated assets and liabilities	98,507,773

$665,460,427

Class I Net Asset Value Per Share—3 billion shares of capital stock authorized, $.001 par value (based on 72,641,525 capital shares outstanding)	$9.16

(a)	Includes securities on loan with a value of $22,982,801 (see Note D).

See notes to financial statements.

16	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2012 (unaudited)

Investment Income
Dividends
Unaffiliated issuers (net of foreign taxes withheld of $605,212)	$12,111,001
Affiliated issuers	20,929
Interest	1,820
Securities lending income	171,305	$12,305,055

Expenses
Advisory fee (see Note B)	1,795,265
Custodian	94,016
Directors’ fees	34,270
Administrative	30,382
Printing	29,805
Registration fees	23,163
Audit	22,813
Transfer agency	22,147
Legal	20,737
Miscellaneous	14,934

Total expenses		2,087,532

Net investment income		10,217,523

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions		19,000,704
Foreign currency transactions		1,065,139
Net change in unrealized appreciation/depreciation of:
Investments		41,000,465
Foreign currency denominated assets and liabilities		(1,904,130)

Net gain on investment and foreign currency transactions		59,162,178

Net Increase in Net Assets from Operations		$69,379,701

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	17

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011
Increase (Decrease) in Net Assets from Operations
Net investment income	$10,217,523	$16,600,393
Net realized gain on investment and foreign currency transactions	20,065,843	88,859,067
Net change in unrealized appreciation/depreciation of investments and foreign currency denominated assets and liabilities	39,096,335	(112,594,053)

Net increase (decrease) in net assets from operations	69,379,701	(7,134,593)
Dividends to Shareholders from
Net investment income	(14,292,908)	(43,539,134)
Capital Stock Transactions
Net decrease	(70,852,664)	(151,201,264)

Total decrease	(15,765,871)	(201,874,991)
Net Assets
Beginning of period	681,226,298	883,101,289

End of period (including distributions in excess of net investment income of ($15,757,071) and ($11,681,686), respectively)	$665,460,427	$681,226,298

See notes to financial statements.

18	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Statement of Changes In Net Assets

NOTES TO FINANCIAL STATEMENTS

April 30, 2012 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Institutional Funds, Inc. (the “Company”), was organized as a Maryland corporation on October 3, 1997 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end series investment company. The Company is comprised of one fund, AllianceBernstein Global Real Estate Investment Fund II (the “Fund”). The Fund offers Class I shares. Sales are made without a sales charge, at the Fund’s net asset value per share. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Company’s Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter market (“OTC”) put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	19

Notes to Financial Statements

a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Investments in money market funds are valued at their net asset value each day.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2012:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Equity: Other	$89,652,811		$157,999,164		$	– 0	–	$247,651,975
Retail	82,601,875		62,843,730			– 0	–	145,445,605
Residential	77,669,059		21,731,998			– 0	–	99,401,057
Office	52,599,097		20,552,270			– 0	–	73,151,367
Lodging	33,874,148		12,780,390			– 0	–	46,654,538
Industrials	25,667,958		19,727,944			– 0	–	45,395,902
Short-Term Investments	2,234,215		– 0	–		– 0	–	2,234,215
Investments of Cash Collateral for Security Loaned in Affiliated Money Market Fund	24,174,292		– 0	–		– 0	–	24,174,292

Total Investments in Securities	388,473,455		295,635,496	+		– 0	–	684,108,951
Other Financial Instruments*:
Assets:
Forward Currency Exchange Contracts	– 0	–	517,614			– 0	–	517,614
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(2,360,045)			– 0	–	(2,360,045)

Total	$388,473,455		$293,793,065		$	– 0	–	$682,266,520

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available, see Note A.1.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Rights			Total
Balance as of 10/31/11		$827,207			$827,207
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(827,207)			(827,207)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 04/30/12	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 04/30/12*	$	– 0	–	$	– 0	–

*	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	21

Notes to Financial Statements

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

22	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .55% of the first $2.5 billion, .45% of the next $2.5 billion and .40% in excess of $5 billion of the Fund’s daily net assets. The fee is accrued daily and paid monthly.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the six months ended April 30, 2012, such fee amounted to $30,382.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $9,000 for the six months ended April 30, 2012.

The Fund may invest in the AllianceBernstein Fixed-Income Shares, Inc.—Government STIF Portfolio (“Government STIF Portfolio”), an open-end management investment company managed by the Adviser. The Government STIF Portfolio is offered as a cash management option to mutual funds and other institutional accounts of the Adviser, and is not available for direct purchase by members of the public. The Government STIF Portfolio pays no investment management fees but does bear its own expenses. A summary of the Fund’s transactions in shares of the Government STIF Portfolio for the six months ended April 30, 2012 is as follows:

Market Value October 31, 2011 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value April 30, 2012 (000)	Dividend Income (000)
$ 3,393	$123,687	$124,845	$2,235	$2

Brokerage commissions paid on investment transactions for the six months ended April 30, 2012 amounted to $845,738, of which $2 and $5,325, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	23

Notes to Financial Statements

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2012 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$321,042,086		$392,019,443
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation	$109,244,063
Gross unrealized depreciation	(8,908,645)

Net unrealized appreciation	$100,335,418

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

24	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

During the six months ended April 30, 2012, the Fund held forward currency exchange contracts for hedging and non-hedging purposes.

At April 30, 2012, the Fund had entered into the following derivatives:

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation of forward currency exchange contracts	$517,614	Unrealized depreciation of forward currency exchange contracts	$2,360,045

Total		$517,614		$2,360,045

The effect of derivative instruments on the statement of operations for the six months ended April 30, 2012:

Derivative Type	Location of Gain or (Loss) on Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation of foreign currency denominated assets and liabilities	$1,312,346	$(1,973,656)

Total		$1,312,346	$(1,973,656)

For the six months ended April 30, 2012, the average monthly principal amount of foreign currency exchange contracts was $230,027,214.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	25

Notes to Financial Statements

NOTE D

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all securities loans will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent will invest the cash collateral received in AllianceBernstein Exchange Reserves, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Fund’s Board of Directors. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At April 30, 2012, the Fund had securities on loan with a value of $22,982,801 and had received cash collateral which has been invested into AllianceBernstein Exchange Reserves of $24,174,292. The cash collateral will be adjusted on the next business day after period end to maintain the required collateral amount. The Fund earned securities lending income of $171,305 and $18,734 from the borrowers and AllianceBernstein Exchange Reserves, respectively, for the six months ended April 30, 2012; these amounts are reflected in the statement of operations. A principal risk of lending portfolio securities is that the borrower will fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of AllianceBernstein Exchange Reserves for the six months ended April 30, 2012 is as follows:

Market Value October 31, 2011 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value April 30, 2012 (000)	Dividend Income (000)
$ 12,893	$141,892	$130,611	$24,174	$19

26	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

NOTE E

Capital Stock

Transactions in capital shares were as follows:

	Shares		Amount
	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31, 2011

Class I
Shares sold	3,328,767	12,792,952	$28,408,317	$114,152,190

Shares issued in reinvestment of dividends	995,836	3,720,577	8,033,635	32,311,718

Shares redeemed	(12,552,468)	(33,324,168)	(107,294,616)	(297,665,172)

Net decrease	(8,227,865)	(16,810,639)	$(70,852,664)	$(151,201,264)

NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk—Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk—This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected in the statement of assets and liabilities.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	27

Notes to Financial Statements

Concentration of Risk—Although the Fund does not invest directly in real estate, it invests primarily in real estate equity securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to additional risks.

In addition, investing in Real Estate Investment Trusts (“REITs”) involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $140 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended April 30, 2012.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending October 31, 2012 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2011 and October 31, 2010 were as follows:

	2011	2010
Distributions paid from:
Ordinary income	$43,539,134	$62,171,937
Total taxable distributions	43,539,134	62,171,937

Total distributions paid	$43,539,134	$62,171,937

28	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

As of October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$8,378,779
Accumulated capital and other losses	(488,006,915	)(a)
Unrealized appreciation/(depreciation)	33,641,711	(b)

Total accumulated earnings/(deficit)	$(445,986,425)

(a)

On October 31, 2011, the Fund had a net capital loss carryforward of $488,006,915 of which $59,238,657 expires in the year 2016, $418,457,249 expires in the year 2017, and $10,311,009 expires in the year 2018. During the fiscal year, the Fund utilized capital loss carryforwards of $53,132,838.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the tax treatment of passive foreign investment companies (PFICs), and the realization for tax purposes of gains/losses on certain derivative instruments.

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These post-enactment capital losses must be utilized prior to the pre-enactment capital losses, which are subject to expiration. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous regulation.

NOTE I

Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) to develop common requirements for measuring fair value and for disclosing information about fair value measurements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). The amendments are intended to improve the comparability of fair value measurements presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and IFRS. The ASU is effective during interim or annual periods beginning after December 15, 2011. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

In December 2011, the FASB issued an ASU related to disclosures about offsetting assets and liabilities in financial statements. The amendments in this update require an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The ASU is effective during interim or annual reporting periods beginning on or after January 1, 2013. At this time, management is evaluating the implication of this ASU and its impact on the financial statements has not been determined.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	29

Notes to Financial Statements

NOTE J

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

30	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended April 30, 2012 (unaudited)	Year Ended October 31,
2011	2010	2009	2008	2007

Net asset value, beginning of period	$ 8.42	$ 9.04	$ 7.78	$ 6.64	$ 18.03	$ 18.27

Income From Investment Operations
Net investment income(a)	.13	.18	.22	.24	.28	.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	.80	(.34)	1.61	1.09	(7.33)	.94

Net increase (decrease) in net asset value from operations	.93	(.16)	1.83	1.33	(7.05)	1.28

Less: Dividends and Distributions
Dividends from net investment income	(.19)	(.46)	(.57)	(.19)	(.56)	(.25)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	(.23)	– 0	–
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	(3.55)	(1.27)

Total dividends and distributions	(.19)	(.46)	(.57)	(.19)	(4.34)	(1.52)

Net asset value, end of period	$ 9.16	$ 8.42	$ 9.04	$ 7.78	$ 6.64	$ 18.03

Total Return
Total investment return based on net asset value(b)	11.21%	(1.87)%	24.73%	20.93%	(48.70)%	7.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$665,460	$681,226	$883,101	$883,493	$835,750	$1,540,586
Ratio to average net assets of:
Expenses	.64	%(c)	.62%	.62	%(d)	.63%	.63%	.62%
Net investment income	3.13	%(c)	2.02%	2.79	%(d)	3.80%	2.62%	1.92%
Portfolio turnover rate	49%	66%	62%	68%	62%	98%

(a)	Based on average shares outstanding.

(b)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(c)	Annualized.

(d)	The ratio includes expenses attributable to costs of proxy solicitation.

See notes to financial statements.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	31

Financial Highlights

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman

John H. Dobkin(1)

Michael J. Downey(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Garry L. Moody(1)

Marshall C. Turner, Jr.(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Eric J. Franco(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Phyllis J. Clarke, Controller

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Custodian and Accounting Agent

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, NY 10004

Transfer Agent

AllianceBernstein Investor
Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee. Mr. Foulk is the sole member of the Fair Value Pricing Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Global Real Estate Senior Investment Management Team. Mr. Eric J. Franco is the investment professional with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

32	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

Board of Directors

THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER’S EVALUATION OF INVESTMENT ADVISORY AGREEMENT1

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the “Adviser”) and the Alliance Bernstein Institutional Funds, Inc. (“the Company”) in respect of AllianceBernstein Global Real Estate Investment Fund II (the “Fund”).2 The evaluation of the Investment Advisory Agreement was prepared by Philip L. Kirstein, the Senior Officer of the Fund, for the Directors of the Fund, as required by a September 2004 agreement between the Adviser and the New York State Attorney General (the “NYAG”). The Senior Officer’s evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Board of Directors of the Fund to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the “40 Act”) and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Fund which was provided to the Directors in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer’s evaluation considered the following factors:

1.	Advisory fees charged to institutional and other clients of the Adviser for like services;

2.	Advisory fees charged by other mutual fund companies for like services;

3.	Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit;

4.	Profit margins of the Adviser and its affiliates from supplying such services;

5.	Possible economies of scale as the Fund grows larger; and

6.	Nature and quality of the Adviser’s services including the performance of the Fund.

These factors, with the exception of the first factor, are generally referred to as the “Gartenberg factors,” which were articulated by the United States Court of Appeals for the Second Circuit in 1982. Gartenberg v. Merrill Lynch Asset Management, Inc., 694 F. 2d 923 (2d Cir. 1982). On March 30, 2010, the Supreme Court held the Gartenberg decision was correct in its basic formulation of what §36(b) requires: to face liability under §36(b), “an investment adviser

1	It should be noted that the information in the fee summary was completed on April 21, 2011 and discussed with the Board of Directors on May 3-5, 2011.

2	Future references to the Fund do not include “AllianceBernstein.” References in the fee summary pertaining to performance and expense ratio rankings refer to the Class I shares of the Fund.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	33

must charge a fee that is so disproportionately large that it bears no reasonable relationship to the services rendered and could not have been the product of arms length bargaining.” Jones v. Harris Associates L.P., (No. 08-586), 130 U.S. 1418 (2010). In the Jones decision, the Court stated the Gartenberg approach fully incorporates the correct understanding of fiduciary duty within the context of section 36(b) and noted with approval that “Gartenberg insists that all relevant circumstances be taken into account” and “uses the range of fees that might result from arms-length bargaining as the benchmark for reviewing challenged fees.”

FUND ADVISORY FEES, NET ASSETS & EXPENSE RATIOS

The Adviser proposed that the Fund pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser’s settlement with the NYAG in December 2003, is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.3

Category	Advisory Fee Based on % of Average Daily Net Assets[4]	Net Assets 03/31/11 ($MIL)	Fund
Value	55 bp on 1st $2.5 billion 45 bp on next $2.5 billion 40 bp on the balance	$867.8	Global Real Estate Investment Fund II

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund. During the Fund’s most recently completed fiscal year, the Adviser received $75,755 (0.01% of the Fund’s average daily net assets) for such services.

Set forth below is the Fund’s total expense ratio for the most recently completed fiscal year:

Fund	Total Expense Ratio		Fiscal Year End
Global Real Estate Investment Fund II	Class I	0.62%	October 31

I.	MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment

3	Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser’s settlement with the NYAG.

4	The advisory fee is based on a percentage of the Fund’s daily net assets and is paid on a monthly basis.

34	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients and sub-advised investment companies include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Fund’s third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, the Adviser is reimbursed for providing such services. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Fund’s investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. The Adviser also believes that it incurs substantial entrepreneurial risk when offering a new mutual fund since establishing a new mutual fund requires a large upfront investment and it may take a long time for the fund to achieve profitability since the fund must be priced to scale from inception in order to be competitive and assets are acquired one account at a time. In addition, managing the cash flow of an investment company may be more difficult than managing that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser’s view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Supreme Court has indicated consideration should be given to the advisory fees charged to institutional accounts with a substantially similar investment style as the Fund.5 In addition to the AllianceBernstein Institutional fee schedule, set forth below is what would have been the effective

5	It should be noted that the Supreme Court stated that “courts may give such comparisons the weight that they merit in light of the similarities and differences between the services that the clients in question require, but the courts must be wary of inapt comparisons.” Among the significant differences the Supreme Court noted that may exist between services provided to mutual funds and institutional accounts are “higher marketing costs.” Jones v. Harris at 1428.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	35

advisory fee of the Fund had the AllianceBernstein Institutional fee schedule been applicable to the Fund versus the Fund’s advisory fee based on March 31, 2011 net assets:6

Fund	Net Assets 03/31/11 ($MIL)	AllianceBernstein (“AB”) Institutional (“Inst.”) Fee Schedule	Effective AB Inst. Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II	$867.8	Global REIT 75 bp on 1st $25 million 65 bp on next $25 million 55 bp on the balance Minimum account size: $25m	0.512%	0.550%

The adviser also manages the AllianceBernstein Variable Products Series Fund, Inc. (“AVPS”), which is available through variable annuity and variable life contracts offered by other financial institutions and offers policyholders the option to utilize certain AVPS portfolios as the investment option underlying their insurance contracts. Set forth below is the fee schedule of the AVPS portfolio that has a somewhat similar investment style as the Fund.7 Also shown is the Fund’s advisory fee and what would have been the effective advisory fee of the Fund had the AVPS fee schedule been applicable to the Fund:

Fund	AVPS Portfolio	Fee Schedule	Effective AVPS Adv. Fee	Fund Advisory Fee
Global Real Estate Investment Fund II8	Real Estate Investment Portfolio	0.55% on first $2.5 billion 0.45% on next $2.5 billion 0.40% on the balance	0.550%	0.550%

The Adviser also manages and sponsors retail mutual funds, which are organized in jurisdictions outside the United States, generally Luxembourg and Japan, and sold to non-United States resident investors. The Adviser charges the fees set

6	The Adviser has indicated that with respect to institutional accounts with assets greater than $75 million, it will negotiate a fee schedule. Discounts that are negotiated vary based upon each client relationship.

7	It should be noted that the AVPS portfolio was also affected by the settlement between the Adviser and the NYAG. As a result, the Fund has the same breakpoints in its advisory fee schedule as the AVPS portfolio.

8	It should be noted that the Fund’s investment guidelines are not as restrictive as that of the AVPS portfolio. The Fund may invest in equity securities of non-U.S. REITS and other non-U.S. real estate industry companies in contrast to the AVPS portfolio, which invests primarily in equities of U.S. REITS and other U.S. real estate industry companies.

36	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

forth for Global Real Estate Securities Portfolio, which is a Luxembourg fund that has a similar investment style as the Fund:

Fund	Fee[9]
Global Real Estate Securities Portfolio
Class A	1.75%
Class I (Institutional)	0.95%

The Adviser represented that it does not sub-advise any registered investment company with a substantially similar investment style as the Fund.

II.	MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc. (“Lipper”), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services offered by other investment advisers.10 Lipper’s analysis included the Fund’s ranking with respect to the contractual management fee relative to the median of the Fund’s Lipper Expense Group (“EG”)11 at the approximate current asset level of the Fund.12

Lipper describes an EG as a representative sample of comparable funds. Lipper’s standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, expense components and attributes. An EG will typically consist of seven to twenty funds.

9	It should be noted that Class A shares of the funds are charged an “all-in” fee, which covers investment advisory services and distribution related services, unlike Class I shares, whose fee is for investment advisory services only.

10	It should be noted that the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since “these comparisons are problematic because these fees, like those challenged, may not be the product of the negotiations conducted at arms length.” Jones v. Harris at 1429.

11	It should be noted that Lipper does not consider average account size when constructing EGs. Funds with relatively small average account sizes tend to have higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expenses differently.

12	The contractual management fee is calculated by Lipper using the Fund’s contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Fund, rounded up to the next $25 million. Lipper’s total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of “1” would mean that the Fund had the lowest effective fee rate in the Lipper peer group.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	37

Fund	Contractual Management Fee[13]	Lipper Exp. Group Median (%)	Rank
Global Real Estate Investment Fund II	0.550	0.850	1/9

Lipper also analyzed the Fund’s most recently completed fiscal year total expense ratio in comparison to the Fund’s EG and Lipper Expense Universe (“EU”). The EU14 is a broader group compared to the EG, consisting of all funds that have the same investment classification/objective and load type as the subject Fund.

Fund	Expense Ratio (%)[15]	Lipper Exp. Group Median (%)	Lipper Group Rank	Lipper Exp. Universe Median (%)	Lipper Universe Rank
Global Real Estate Investment Fund II	0.622	0.993	1/9	1.155	1/28

Based on this analysis, the Fund has equally favorable rankings on an expense ratio basis and on a management fee basis.

III.	COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE MANAGEMENT FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The Adviser utilizes two profitability reporting systems, which operate independently but are aligned with each other, to estimate the Adviser’s profitability in connection with investment advisory services provided to the Fund. The Senior Officer has retained a consultant to provide independent advice regarding the alignment of the two profitability systems as well as the methodologies and allocations utilized by both profitability systems. See Section IV for additional discussion.

IV.	PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH SERVICES.

The Fund’s profitability information, prepared by the Adviser for the Board of Directors, was reviewed by the Senior Officer and the consultant. The Adviser’s profitability from providing investment advisory services to the Fund decreased during calendar year 2010, relative to 2009.16

In addition to the Adviser’s direct profits from managing the Fund, certain of the Adviser’s affiliates have business relationships with the Fund and may earn a

13	The contractual management fee does not reflect any expense reimbursements made by the Fund to the Adviser for certain clerical, legal, accounting, administrative and other services.

14	Except for asset (size) comparability, Lipper uses the same criteria for selecting an EG when selecting an EU. Unlike the EG, the EU allows for the same adviser to be represented by more than just one fund.

15	Most recently completed fiscal year end Class I total expense ratio.

16	It should be noted that at the August 2, 2011 meeting, the Adviser presented to the Board revised profitability figures with the respect to the Fund.

38	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

profit from providing other services to the Fund. The courts have referred to this type of business opportunity as “fall-out benefits” to the Adviser and indicated that such benefits should be factored into the evaluation of the total relationship between the Fund and the Adviser. Neither case law nor common business practice precludes the Adviser’s affiliates from earning a reasonable profit on this type of relationship provided the affiliates’ charges and services are competitive and the relationship otherwise complies with the 40 Act restrictions. These affiliates provide transfer agent, distribution and brokerage related services to the Fund and receive transfer agent fees, Rule 12b-1 payments, and brokerage commissions. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur.

AllianceBernstein Investments, Inc. (“ABI”), an affiliate of the Adviser, is the Fund’s principal underwriter. ABI and the Adviser have disclosed in the Fund’s prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from Rule 12b-1 fees, to firms that sell shares of the Fund. In 2010, ABI paid approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $13.8 million for distribution services and educational support (revenue sharing payments).

AllianceBernstein Investor Services, Inc. (“ABIS”), the affiliated transfer agent for the Fund, charges a flat fee of $18,000 for each share class in the Fund. During the Fund’s most recently completed fiscal year, ABIS received $18,000 in fees from the Fund.17

The Fund effected brokerage transactions through the Adviser’s affiliate, Sanford C. Bernstein & Co., LLC (“SCB & Co.”) and/or its U.K. affiliate, Sanford C. Bernstein Limited (“SCB Ltd.”), collectively “SCB,” and paid commissions for such transactions during the Fund’s most recently completed fiscal year. The Adviser represented that SCB’s profitability from business conducted with the Fund in the future would be comparable to the profitability of SCB’s dealings with other similar third party clients. In the ordinary course of business, SCB receives and pays liquidity rebates from electronic communications networks (“ECNs”) derived from trading for its clients, including the Fund. These credits and charges are not being passed onto any SCB client. The Adviser also receives certain soft dollar benefits from brokers that execute agency trades for its clients. These soft dollar benefits reduce the Adviser’s cost of doing business and increase its profitability.

17	The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occurs within the transfer agent account as there is a one day lag with regards to money movement from the shareholder’s account to the transfer agent’s account and then the transfer agent’s account to the Fund’s account. There was no expense offset during the Fund’s most recently completed fiscal year.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	39

V.	POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that economies of scale are being shared with shareholders through fee structures,18 subsidies and enhancement to services. Based on some of the professional literature that has considered economies of scale in the mutual fund industry, it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms make such investments in their business to provide services, there may be a sharing of economies of scale without a reduction in advisory fees.

In February 2008, an independent consultant, retained by the Senior Officer, provided the Board of Directors an update of the Deli19 study on advisory fees and various fund characteristics.20 The independent consultant first reiterated the results of his previous two dimensional comparison analysis (fund size and family size) with the Board of Directors.21 The independent consultant then discussed the results of the regression model that was utilized to study the effects of various factors on advisory fees. The regression model output indicated that the bulk of the variation in fees predicted were explained by various factors, but substantially by fund AUM, family AUM, index fund indicator and investment style. The independent consultant also compared the advisory fees of the AllianceBernstein Mutual Funds to similar funds managed by 19 other large asset managers, regardless of the fund size and each Adviser’s proportion of mutual fund assets to non-mutual fund assets.

VI.	NATURE AND QUALITY OF THE ADVISER’S SERVICES, INCLUDING THE PERFORMANCE OF THE FUND

With assets under management of approximately $477 billion as of March 31, 2011, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Fund.

18	Fee structures include fee reductions, pricing at scale and breakpoints in advisory fee schedules.

19	The Deli study was originally published in 2002 based on 1997 data.

20	As mentioned previously, the Supreme Court cautioned against accepting mutual fund fee comparisons without careful scrutiny since the fees may not be the product of negotiations conducted at arms length. See Jones V. Harris at 1429.

21	The two dimensional analysis showed patterns of lower advisory fees for funds with larger asset sizes and funds from larger family sizes compared to funds with smaller asset sizes and funds from smaller family sizes, which according to the independent consultant is indicative of a sharing of economies of scale and scope. However, in less liquid and active markets, such is not the case, as the empirical analysis showed potential for diseconomies of scale in those markets. The empirical analysis also showed diminishing economies of scale and scope as funds surpassed a certain high level of assets.

40	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

The information prepared by Lipper shows the 1, 3, 5 and 10 year performance rankings of the Fund22 relative to its Lipper Performance Group (“PG”) and Lipper Performance Universe (“PU”)23 for the periods ended February 28, 2011.24

	Fund Return (%)	PG Median (%)	PU Median (%)	PG Rank	PU Rank
1 year	27.69	27.08	27.53	4/9	20/43
3 year	0.25	0.31	-0.18	5/8	12/30
5 year	1.15	2.62	1.15	5/5	6/11
10 year	10.59	12.01	10.54	2/2	2/4

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Fund (in bold)25 versus its benchmark.26 Fund and benchmark volatility and reward-to-variability ratio (“Sharpe Ratio”) information is also shown.27

	Periods Ending February 28, 2011 Annualized Performance
	1 Year (%)	3 Year (%)	5 Year (%)	10 Year (%)	Since Inception (%)	Annualized		Risk Period (Year)
						Volatility (%)	Sharpe (%)
Global Real Estate Investment Fund II	27.69	0.25	1.15	10.59	7.50	20.69	0.48	10
FTSE EPRA NAREIT Developed RE Index	29.26	-1.72	1.97	10.23	8.17	20.85	0.46	10
FTSE NAREIT Equity REIT Index[28]	39.54	3.80	2.97	11.78	8.73	N/A	N/A	N/A
Inception Date: December 9, 1997

22	The performance rankings are for the Class I shares of the Fund. It should be noted that the performance returns of the Fund shown were provided by Lipper.

23	The Fund’s PG is identical to the Fund’s EG. The Fund’s PU is not identical to the Fund’s EU as the criteria for including or excluding a fund in a PU is somewhat different from that of an EU.

24	Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of the fund even if a fund had a different investment classification/objective at a different point in time.

25	The performance returns and risk measures shown in the table are for the Class I shares of the Fund.

26	The Adviser provided Fund and benchmark performance return information for periods through February 28, 2011.

27	Fund and benchmark volatility and Sharpe Ratio information was obtained through Lipper LANA, a database maintained by Lipper. Volatility is a statistical measure of the tendency of a market price or yield to vary over time. A Sharpe Ratio is a risk adjusted measure of return that divides a fund’s return in excess of the riskless return by the fund’s standard deviation. A fund with a greater volatility would be regarded as more risky than a fund with equivalent performance but lower volatility; for that reason, a greater return would be demanded for the more risky fund. A fund with a higher Sharpe Ratio would be regarded as better performing than a fund with a lower Sharpe Ratio.

28	Benchmark since inception date is the nearest month end after the Fund’s inception date.

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	41

CONCLUSION:

Based on the factors discussed above the Senior Officer’s conclusion is that the proposed advisory fee for the Fund is reasonable and within the range of what would have been negotiated at arm’s-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: May 24, 2011

42	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

NOTES

ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II •	43

NOTES

44	• ALLIANCEBERNSTEIN GLOBAL REAL ESTATE INVESTMENT FUND II

BIREIT-0152-0412

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: June 22, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 22, 2012